JPMorgan Core Plus Bond Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Core Plus Bond Fund	Feb. 28, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	1,397
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,095
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	797
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	603
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	$ 479